Condensed Consolidated Statement Of Equity (USD $)		Common Stock [Member]	Series A Special Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Jun. 30, 2008		$ 3,000		$ 323,621,000		$ (173,336,000)		$ 150,288,000
Beginning balance, shares at Jun. 30, 2008		27,944,826
Net income/(loss)						12,315,000	(586,000)	11,729,000
Stock based compensation expense				2,790,000				2,790,000
Exercise of stock options				9,895,000				9,895,000
Exercise of stock options, shares		1,344,993						1,344,993
Excess tax benefit from stock-based compensation				6,998,000				6,998,000
Exercise of stock warrants on cashless provision		667
Noncontrolling interest contribution							5,000,000	5,000,000
Ending balance at Jun. 30, 2009		3,000		343,304,000		(161,021,000)	4,414,000	186,700,000
Ending balance, shares at Jun. 30, 2009		29,290,486
Net income/(loss)	[1]					21,525,000	(273,000)	21,252,000
Stock based compensation expense				5,934,000				5,934,000
Exercise of stock options				8,544,000				8,544,000
Exercise of stock options, shares		936,195						936,195
Excess tax benefit from stock-based compensation				3,935,000				3,935,000
Issuance of restricted stock awards, shares		225,946
Forfeiture of restricted stock awards, shares		(22,089)
Exercise of stock warrants				50,000				50,000
Exercise of stock warrants, shares		6,173
Exercise of stock warrants on cashless provision		7,565
Accretion of redeemable noncontrolling interests to estimated redemption value				(365,000)				(365,000)
Retirement of restricted stock for tax withholding				(58,000)				(58,000)
Retirement of restricted stock for tax withholding, shares		(2,864)
Ending balance at Jun. 30, 2010		3,000		361,344,000		(139,496,000)	4,141,000	225,992,000
Ending balance, shares at Jun. 30, 2010		30,441,412
Net income/(loss)	[1]					12,792,000	(15,000)	12,777,000
Foreign currency translation adjustments					28,000			28,000
Comprehensive Income								12,805,000
Stock based compensation expense				9,466,000				9,466,000
Exercise of stock options				13,364,000				13,364,000
Exercise of stock options, shares		1,131,747						1,131,747
Excess tax benefit from stock-based compensation				4,954,000				4,954,000
Issuance of restricted stock awards, shares		451,143
Forfeiture of restricted stock awards, shares		(40,618)
Series A special stock removal of redemption provision and approval of conversion right			63,112,000					63,112,000
Series A special stock removal of redemption provision and approval of conversion right, shares			2,750,000
Accretion of redeemable noncontrolling interests to estimated redemption value				(938,000)				(938,000)
Stock issuance - TCV investment, net		1,000		125,618,000				125,619,000
Stock issuance - TCV investment, net, shares		4,000,000
Retirement of restricted stock for tax withholding				(1,627,000)				(1,627,000)
Retirement of restricted stock for tax withholding, shares		(56,232)
Ending balance at Jun. 30, 2011		4,000	63,112,000	512,181,000	28,000	(126,704,000)	4,126,000	452,747,000
Ending balance, shares at Jun. 30, 2011		35,927,452	2,750,000
Net income/(loss)	[2]					4,600,000	(34,000)	4,566,000
Foreign currency translation adjustments					82,000			82,000
Comprehensive Income								4,648,000
Stock based compensation expense				2,194,000				2,194,000
Exercise of stock options				1,042,000				1,042,000
Exercise of stock options, shares		63,631						63,631
Excess tax benefit from stock-based compensation				711,000				711,000
Issuance of restricted stock awards, shares		309,227
Forfeiture of restricted stock awards, shares		(4,315)
Accretion of redeemable noncontrolling interests to estimated redemption value				(217,000)				(217,000)
Retirement of restricted stock for tax withholding				(581,000)				(581,000)
Retirement of restricted stock for tax withholding, shares		(18,462)
Ending balance at Sep. 30, 2011		$ 4,000	$ 63,112,000	$ 515,330,000	$ 110,000	$ (122,104,000)	$ 4,092,000	$ 460,544,000
Ending balance, shares at Sep. 30, 2011		36,277,533	2,750,000

[1]	Net income attributable to noncontrolling interest excludes $1.1 million and $0.4 million for the years ended June 30, 2011 and June 30, 2010, respectively due to the redeemable noncontrolling interest related to Middlebury Interactive Languages, which is reported outside of permanent equity in the consolidated balance sheet (See Note 11).
[2]	Net income (loss) attributable to noncontrolling interests excludes ($0.2) million due to the redeemable noncontrolling interest related to Middlebury Interactive Languages, which is reported outside of permanent equity in the unaudited condensed consolidated balance sheets.